Taxation - Summary of Amount and Per Share Effect of Tax Holiday (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax Effect Of Tax Holiday Period [Abstract]
Effects of tax holiday on assessable profit of certain subsidiaries	¥ 88	¥ 646	¥ 39
Per ordinary share effect—basic	¥ 0.03	¥ 0.21	¥ 0.01
Per ordinary share effect—diluted	¥ 0.03	¥ 0.20	¥ 0.01